Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Jan. 27, 2017
Document Effective Date	Jan. 28, 2017
Prospectus Date	Jan. 30, 2017
SunAmerica International Dividend Strategy Fund | Class A
Prospectus:
Trading Symbol	SIEAX
SunAmerica International Dividend Strategy Fund | Class C
Prospectus:
Trading Symbol	SIETX
SunAmerica International Dividend Strategy Fund | Class I
Prospectus:
Trading Symbol	NAOIX
SunAmerica International Dividend Strategy Fund | Class W
Prospectus:
Trading Symbol	SEIWX
SunAmerica Japan Fund | Class A
Prospectus:
Trading Symbol	SAESX
SunAmerica Japan Fund | Class C
Prospectus:
Trading Symbol	SAJCX